Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Homestead Funds Trust
Entity Central Index Key	0001768447
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000211759
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund
Trading Symbol	HOIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Bond Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Bond Fund	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund returned 6.53% for the one-year period ended December 31, 2025, trailing its benchmark, the Bloomberg U.S. Aggregate Index, which returned 7.30%.

Key contributors to the Fund’s relative performance were its overweight allocations to financials as well as its exposure to asset-backed securities and collateralized mortgage obligations. In a year marked by heightened market volatility, income from coupon payments played a significant role in returns, and the Fund’s positioning in higher-income-generating sectors contributed positively to performance.

Detracting from performance were the Fund’s underweight positions in U.S. Treasuries, mortgage-backed securities, and sovereign securities, which lagged the Fund’s benchmark exposures during the period.

The team continued to actively manage the Fund’s duration and sector allocation relative to the benchmark. Duration positioning remained relatively neutral versus the benchmark, with targeted exposures across key rate durations in a year in which inflation remained above the Federal Reserve’s long-term target though continued to moderate. During the second half of the year, Federal Reserve rate cuts contributed to a steepening of the yield curve. From a sector perspective, the team reduced exposure to corporate bonds in the second half of the year as credit spreads tightened while also positioning the portfolio more defensively heading into 2026.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the account values on December 31 of each year since the Fund's Inception on May 1, 2019 of a $10,000 initial investment in the Fund and a broad-based securites market index.

Growth of $10,000

	Intermediate Bond Fund	Bloomberg U.S. Aggregate Index
5/1/19	$10,000	$10,000
5/31/19	$10,117	$10,178
6/30/19	$10,254	$10,305
7/31/19	$10,290	$10,328
8/31/19	$10,505	$10,596
9/30/19	$10,459	$10,539
10/31/19	$10,473	$10,571
11/30/19	$10,468	$10,566
12/31/19	$10,469	$10,558
1/31/20	$10,669	$10,761
2/29/20	$10,827	$10,955
3/31/20	$10,697	$10,891
4/30/20	$10,915	$11,084
5/31/20	$11,010	$11,136
6/30/20	$11,127	$11,206
7/31/20	$11,305	$11,373
8/31/20	$11,237	$11,282
9/30/20	$11,210	$11,275
10/31/20	$11,162	$11,225
11/30/20	$11,342	$11,335
12/31/20	$11,379	$11,351
1/31/21	$11,308	$11,269
2/28/21	$11,173	$11,107
3/31/21	$11,039	$10,968
4/30/21	$11,136	$11,055
5/31/21	$11,169	$11,091
6/30/21	$11,287	$11,169
7/31/21	$11,383	$11,294
8/31/21	$11,373	$11,272
9/30/21	$11,278	$11,174
10/31/21	$11,268	$11,171
11/30/21	$11,281	$11,204
12/31/21	$11,251	$11,176
1/31/22	$11,028	$10,935
2/28/22	$10,892	$10,813
3/31/22	$10,586	$10,513
4/30/22	$10,194	$10,114
5/31/22	$10,210	$10,179
6/30/22	$10,055	$10,019
7/31/22	$10,265	$10,264
8/31/22	$10,004	$9,974
9/30/22	$9,613	$9,543
10/31/22	$9,482	$9,419
11/30/22	$9,809	$9,766
12/31/22	$9,746	$9,722
1/31/23	$10,074	$10,021
2/28/23	$9,836	$9,762
3/31/23	$10,080	$10,010
4/30/23	$10,150	$10,070
5/31/23	$10,044	$9,961
6/30/23	$10,005	$9,925
7/31/23	$10,011	$9,918
8/31/23	$9,951	$9,855
9/30/23	$9,714	$9,604
10/31/23	$9,543	$9,453
11/30/23	$9,976	$9,881
12/31/23	$10,364	$10,259
1/31/24	$10,372	$10,231
2/29/24	$10,221	$10,087
3/31/24	$10,320	$10,180
4/30/24	$10,079	$9,923
5/31/24	$10,247	$10,091
6/30/24	$10,325	$10,186
7/31/24	$10,564	$10,424
8/31/24	$10,711	$10,574
9/30/24	$10,859	$10,716
10/31/24	$10,614	$10,450
11/30/24	$10,715	$10,560
12/31/24	$10,539	$10,387
1/31/25	$10,595	$10,443
2/28/25	$10,815	$10,672
3/31/25	$10,802	$10,676
4/30/25	$10,813	$10,718
5/31/25	$10,752	$10,642
6/30/25	$10,905	$10,805
7/31/25	$10,892	$10,777
8/31/25	$11,022	$10,906
9/30/25	$11,128	$11,025
10/31/25	$11,186	$11,093
11/30/25	$11,267	$11,162
12/31/25	$11,227	$11,146

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Intermediate Bond Fund	6.53%	(0.27%)	1.75%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	1.64%

The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

To obtain the most recent month-end returns, please visit https://www.homesteadadvisers.com/homestead-funds/performance-prices/ or call 800.258.3030.

AssetsNet	$ 142,732,349
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 831,124
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of December 31, 2025.

  Fund Net Assets$142,732,349
  Total Number of Portfolio Holdings254
  Portfolio Turnover183%
  Management Fees$831,124
  Weighted Average Maturity (Years)8.26

Holdings [Text Block]

SECURITY DIVERSIFICATION

U.S. Government & Agency Obligations	30.8%
Mortgage-Backed Securities	30.5%
Corporate Bonds	28.2%
Asset-Backed Securities	7.2%
Municipal Bonds	1.1%
Foreign Government Obligations	0.5%
Money Market FundFootnote Reference*	1.0%
Other Assets less Liabilities	0.7%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Material Fund Change [Text Block]